REVENUE AND ACCOUNTS RECEIVABLE (Details - Disaggregation of Revenue) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 22,811	$ 3,191	$ 43,220	$ 207,236
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	16,500	0	30,500	200,100
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 6,311	$ 3,191	$ 12,720	$ 7,136